Related party transactions (Summary of Related Party Transactions) (Details) - Axionlog Distribution B.V. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Food and paper	$ (188,276)	$ (177,356)	$ (173,387)
Occupancy and other operating expenses	(7,252)	(5,322)	(4,281)
Logistics service fees from related party	38,658	41,633	48,773
Suppliers purchase expense related party	$ 149,618	$ 135,723	$ 124,614